ACCOUNTS PAYABLE, TRADE (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Accounts payable, trade	$ 17,785	$ 13,434
Suppliers [Member]
Accounts payable, trade	3,076	3,099
Shipyards [Member]
Accounts payable, trade	1,414	616
Insurers [Member]
Accounts payable, trade	1,509	383
Agents [Member]
Accounts payable, trade	728	766
Other Various Creditors [Member]
Accounts payable, trade	$ 11,058	$ 8,570